Joint ventures	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Joint ventures
29. Joint ventures
The nature of the activities of all of Lifezone’s joint ventures is trading in and operation of industrial scale metals extraction and metals refining investments, which are seen as complementing the Lifezone’s operations and contributing to achieving the Lifezone’s overall strategy.
Details of each of the Lifezone’s joint ventures at the end of the reporting period are as follows:

	Country of	Principal place of	Percentage of Ownership (%)
JV Equity Entities:	incorporation	Business	2024	2023
Kelltech Limited	Mauritius	Mauritius	50%	50%
Kelltechnology South Africa (RF) Proprietary Ltd	South Africa	South Africa	33%	33%
Kellplant Proprietary Ltd	South Africa	South Africa	33%	33%
Lifezone has a 50% interest in Kelltech, a joint venture between SRL and Lifezone, which Lifezone granted an exclusive license to use the Hydromet Technology SADC License Area and the Kell License. The Kell License relates to LZL’s Hydromet Technology applicable to just precious metals projects and the SADC Licensee Area.
Kelltech owns 66.67% of KTSA and has further exclusively sub-licensed the Kell License to KTSA. The remaining 33.33% interest in KTSA is held by IDC. Lifezone has an indirect 33.33% interest in KTSA.
Kellplant is a wholly owned subsidiary of KTSA with Lifezone having an indirect 33.33% interest in Kellplant. Kellplant plans to develop, own and operate a refinery at the Pilanesberg Platinum Mines in South Africa that will utilize Hydromet Technology to process and refine PGM, other precious metals and base metals.
At the time of the release of this document, the development of the Hydromet refinery at Pilanesberg Platinum Mines is on hold and will need to be rescoped following SRL's decision to update their mine plan and re-scope the refinery to process its underground mining operations, which have not been developed yet.
Although Lifezone holds joint ownership in these companies, Lifezone does not have ultimate control as all major decisions had to be agreed unanimously by all parties before they could be actioned. Management therefore considered it appropriate to account for these entities as joint ventures.
Lifezone has recognized its 50% share in Kelltech share capital of $1,000, which is fully impaired.